Other financial assets and liabilities	6 Months Ended
Jun. 30, 2026
Other Financial Assets And Liabilities
Other financial assets and liabilities

20. Other financial assets and liabilities

		Current		Non-Current
	Notes	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Other financial assets
Restricted cash		-	-	12	9
Derivative financial instruments	16	572	414	463	203
Investments in equity securities		-	-	75	63
Loans - Related parties	29(b)	4	43	246	207
		576	457	796	482
Other financial liabilities
Derivative financial instruments	16	142	94	178	52
Subordinated notes	20(a)	15	4	742	741
Participative shareholders’ debentures	20(b)	-	-	2,313	2,254
Other financial liabilities - Related parties	29(b)	216	235	-	-
Other		276	322	14	-
		649	655	3,247	3,047

a) Subordinated notes

These instruments mature in 2056 and have payment priority only over share capital, being subordinated to all of Vale’s financial and non-financial obligations.

Remuneration is paid through semiannual interest at an initial rate of 6% per year. However, the Company holds the right to defer the payment of such interest until the maturity of the principal, subject to events under its control.

In February 2026, the Company paid remuneration on these subordinated instruments the amount of US$11.

b) Participative shareholders' debentures

The impact of the participative shareholders' debentures on the financial results is presented in note 15, and the weighted-average price of secondary-market trades in the last month of period year is presented below:

	Average price (R$)
Three-month period ended June 30,	2026	2025
Participative shareholders’ debentures	40.02	34.47

On April 1st, 2026, the Company made available for withdrawal as remuneration the amount of US$139 for the second semester of 2025 (2025: US$132 for the second semester of 2024).